(6) CONSUMERS, CONCESSIONAIRES AND LICENSEES (Tables)	12 Months Ended
Dec. 31, 2018
Consumers Concessionaires And Licensees Tables Abstract
Schedule of consumers, concessionaires and licensees
	Amounts coming due	Past due		Total
		until 90 days	> 90 days	Dec 31, 2018	Dec 31, 2017
Current
Consumer classes
Residential	803,215	584,688	71,283	1,459,186	1,113,604
Industrial	327,266	84,260	68,658	480,184	483,630
Commercial	334,052	101,357	31,075	466,483	382,470
Rural	90,955	23,606	8,831	123,392	98,663
Public administration	77,064	19,651	2,336	99,051	88,910
Public lighting	59,769	9,906	8,192	77,868	67,533
Public utilities	102,258	14,531	5,051	121,840	100,843
Billed	1,794,579	837,999	195,426	2,828,004	2,335,653
Unbilled	1,158,106	-	-	1,158,106	1,008,486
Financing of consumers' debts	169,265	28,913	26,725	224,903	206,937
CCEE transactions	170,793	2,955	1,428	175,176	413,067
Concessionaires and licensees	421,571	-	6,790	428,361	539,322
Others	34,001	-	-	34,002	36,011
	3,748,315	869,867	230,369	4,848,552	4,539,476
Allowance for doubtful accounts				(300,601)	(238,193)
Total				4,547,951	4,301,283

Noncurrent
Financing of consumers' debts	196,635	-	-	196,635	217,944
Free Energy	6,360	-	-	6,360	5,976
CCEE transactions	231,551	318,249	-	549,800	41,301
	434,546	318,249	-	752,795	265,221
Allowance for doubtful accounts				-	(28,683)
Total				752,795	236,539

Schedule of movements in allowance for doubtful accounts
	Consumers, concessionaires and licensees	Other receivables (note 11)	Total
As of December 31, 2015	(159,194)	(14,441)	(173,634)
Business combination	(70,636)	(16,187)	(86,823)
Allowance - reversal (recognition)	(258,377)	(969)	(259,347)
Recovery of revenue	82,393	605	82,998
Write-off of accrued receivables	144,289	3,000	147,289
As of December 31, 2016	(261,525)	(27,992)	(289,517)
Allowance - reversal (recognition)	(263,668)	(1,439)	(265,107)
Recovery of revenue	110,008	-	110,008
Write-off of accrued receivables	148,309	52	148,361
As of December 31, 2017	(266,876)	(29,379)	(296,255)
Allowance - reversal (recognition)	(277,802)	1,419	(276,383)
Recovery of revenue	107,122	-	107,122
Effects on first adoption of IFRS 9	(72,687)	(738)	(73,426)
Write-off of accrued receivables	209,641	-	209,641
As of December 31, 2018	(300,601)	(28,698)	(329,299)

Current	(300,601)	(28,698)	(329,299)
Noncurrent	-	-	-